SHARE CAPITAL AND SHAREBASED PAYMENTS (Detail 3) - Restricted Share Units [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Stock Options Outstanding, Beginning	2,190,666	1,439,477
Granted	1,809,000	1,799,000
Exercised	(592,667)	(982,879)
Cancelled / Forfeited	0	(64,932)
Stock Options Outstanding, Ending	3,406,999	2,190,666
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.27	$ 1.32
Weighted Average Exercise Price, Granted	1.12	1.19
Weighted Average Exercise Price, Exercised	1.19	1.18
Weighted Average Exercise Price, Cancelled / Forfeited		1.40
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 1.21	$ 1.27